Non-Controlling Interests	12 Months Ended
Apr. 30, 2023
Disclosure Of Non Controlling Interest [Abstract]
Non-Controlling Interests
27.	NON-CONTROLLING INTERESTS

Share of net assets of subsidiaries
US$
At May 1, 2020	—
Loss for the year attributable to non-controlling interests	(803)
Exchange differences arising on translation	49
Non-controlling interests arising on the acquisition of subsidiaries (note 14(b))	4,002

At April 30, 2021	3,248
Loss for the year attributable to non-controlling interests	(1,653)
Exchange differences arising on translation	(52)
Issue of shares (note 26 )	57
Share-based compensation (note 31)	914

At April 30, 2022	2,514
Loss for the year attributable to non-controlling interests	(1,597)
Exchange differences arising on translation	(475)
Surplus on revaluation of hotel properties	586
Share of other comprehensive expense of joint ventures	(3)
Non-controlling interests arising on the acquisition of subsidiaries (note 14(a))	62,130

At April 30, 2023	63,155

Name of subsidiaries	Proportion of ownership interests and/or voting rights held by non- controlling interests		Loss allocated to non- controlling interests for the year		Non-controlling interests
	30/4/2022	30/4/2023	30/4/2022	30/4/2023	30/4/2022	30/4/2023
			US$	US$	US$	US$

Fine Cosmos Development Limited	—	51%	—	(762)	—	25,315
RCC Holdings Limited and Hotel Versante Limited	—	49%	—	(47)	—	33,772
Individually immaterial subsidiaries with non-controlling interests			(1,653)	(788)	2,514	4,068

			(1,653)	(1,597)	2,514	63,155

There are no sig
n
ificant restrictions on the ability of the Group to access or use assets and settle liabilities.
Summarised financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarised financial information below represents amounts before intragroup eliminations.

	As of April 30, 2023
	Fine Cosmos Development Limited	RCC Holdings Limited and Hotel Versante Limited
	US$	US$

Current assets	4,330	1,666
Non-current assets	171,977	69,374
Current liabilities	(126,670)	(2,117)
Equity attributable to owners of the Company	24,322	35,151
Non-controlling interests	25,315	33,772

	February 6, 2023 to April 30, 2023
	Fine Cosmos Development Limited	RCC Holdings Limited and Hotel Versante Limited
	US$	US$

Revenue	1,087	1,107
Expenses	(2,565)	(1,199)
Loss for the period	(1,478)	(92)
Loss attributable to owners of the Company	(716)	(45)
Loss attributable to the non-controlling interests	(762)	(47)

Loss for the period	(1,478)	(92)